Document and Entity Information	Aug. 11, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 17, 2021, NextGen Healthcare, Inc. (the "Company") filed a Form 8-K to report certain events under Items 5.02, 5.03, 5.08 and 9.01 (the “Original Report”). This Form 8-K/A is being filed to revise the disclosure in Item 5.08 of the Original Report, which has been amended and restated in its entirety. Except for the amended and restated disclosure contained in Item 5.08 herein, the remainder of the Original Form 8-K, which has been reproduced herein, is unchanged.
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity Central Index Key	0000708818
Current Fiscal Year End Date	--03-31
Entity Emerging Growth Company	false
Entity File Number	001-12537
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-2888568
Entity Address, Address Line One	3525 Piedmont Rd
Entity Address, Address Line Two	NE
Entity Address, Address Line Three	Building 6, Suite 700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	467-1500
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.01)
Trading Symbol	NXGN
Security Exchange Name	NASDAQ